GOODWILL ON ACQUISITIONS, NET (Tables)	6 Months Ended
Jun. 30, 2024
GOODWILL ON ACQUISITIONS, NET (Tables)
Schedule of Goodwill
Total
Balance as of December 31, 2021	-
Acquisition of Oriental Wisdom	$9,481,547
Balance as of December 31, 2022	9,481,547
Impairment of goodwill in relation to Oriental Wisdom	(2,734,004)
Balance as of December 31, 2023 and June 30, 2024	$6,747,543